Principal joint operations - Summary of principle joint operations (Details)	12 Months Ended
Dec. 31, 2025
Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Group interest (%)	25.10%
Tomago Aluminium Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Tomago Aluminium Joint Venture
Principal activities	Aluminium smelting
Group interest (%)	51.55%
Gladstone Power Station Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Gladstone Power Station Joint Venture
Principal activities	Power generation
Group interest (%)	42.13%
Hope Downs Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Hope Downs Joint Venture
Principal activities	Iron ore mining
Group interest (%)	50.00%
Western Range Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Western Range Joint Venture
Principal activities	Iron ore mining
Group interest (%)	54.00%
Percentage of liabilities recognised, excluding close-down and restoration provision	54.00%
Percentage of close-down and restoration provision recognised	100.00%
Percentage of receivables recognised	46.00%
Queensland Alumina Limited
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Queensland Alumina Limited
Principal activities	Alumina production
Group interest (%)	80.00%
Pilbara Iron Arrangements
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Pilbara Iron Arrangements
Principal activities	Infrastructure, corporate and mining services
Aluminerie Alouette Inc.
Disclosure of joint operations [line items]
Country of incorporation/operation	Canada
Company of incorporation/operation	Aluminerie Alouette Inc.
Group interest (%)	40.00%
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Country of incorporation/operation	Canada
Company of incorporation/operation	Pechiney Reynolds Quebec, Inc.
Principal activities	Aluminium production
Group interest (%)	50.20%
Pechiney Reynolds Quebec Inc | Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Principal activities	aluminium smelter
Group interest (%)	50.10%
Company of operation	Aluminerie de Bécancour, Inc.
New Zealand Aluminium Smelters Limited
Disclosure of joint operations [line items]
Group interest (%)	80.00%